Cover Page	Oct. 22, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Huntington Bancshares Incorporated
Entity Central Index Key	0000049196
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34073
Entity Tax Identification Number	31-0724920
Entity Address, Address Line One	41 South High Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43287
City Area Code	614
Local Phone Number	480-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock-Par Value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock—Par Value $0.01 per Share
Trading Symbol	HBAN
Security Exchange Name	NASDAQ
Series H Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 4.500% Series H Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANP
Security Exchange Name	NASDAQ
Series I Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a share of 5.70% Series I Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANM
Security Exchange Name	NASDAQ
Series J preferred stock [Domain]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 6.875% Series J Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANL
Security Exchange Name	NASDAQ
Series L Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a share of 5.50% Series L Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANZ
Security Exchange Name	NASDAQ